Summary of Significant Accounting Policies and Related Matters (Schedule of Accounts Receivable) (Details) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Product Information [Line Items]
Accounts receivable	$ 154,814	$ 199,900
Joint interest
Product Information [Line Items]
Accounts receivable	76,985	125,300
Natural gas sales
Product Information [Line Items]
Accounts receivable	71,512	72,206
Other
Product Information [Line Items]
Accounts receivable	$ 6,317	$ 2,394